Advances to suppliers, net (Tables)	12 Months Ended
Dec. 31, 2015
Advances to suppliers, net [Line Items]
Schedule Of Advances To Suppliers [Table Text Block]
Advances to Suppliers consisted of the following:

	December 31,	December 31,
	2015	2014

Advances to Suppliers	$15,904,023	$10,967,390
Allowance for doubtful accounts	(306,915)	(333,110)

Advances to Suppliers, net	$15,597,108	$10,634,280

Advances To Suppliers [Member]
Advances to suppliers, net [Line Items]
Schedule of Allowance For Doubtful Accounts [Table Text Block]
An analysis of the allowance for doubtful accounts for the years ended December 31, 2015 and 2014 is as follows:

	Years ended December 31,
	2015	2014
Balance at beginning of year	$333,110	$138,834
Addition to doubtful accounts expense	35,355	252,952
Deduction – utilization or return of advances	(46,042)	(58,117)
Translation adjustments	(15,508)	(559)
Balance at end of year	$306,915	$333,110